Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00001 per share
Amount Registered | shares	1,040,000
Proposed Maximum Offering Price per Unit	2.69
Maximum Aggregate Offering Price	$ 2,797,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 386.35
Offering Note	(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices for the registrant's Ordinary Shares as reported on The Nasdaq Capital Market on July 29, 2026.